Schedule of amounts recognized in profit or loss (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Leases
Amortisation of right-of-use assets	$ 1,450,881	$ 1,865,688	$ 330,968	$ 843,989	$ 1,073,469	$ 498,635
Interest expense on lease liabilities	91,093	117,136	12,536	90,389	114,966	15,461
Expense relating to short-term leases	2,456	3,158	120,000			3,180
Total amount recognized in profit or loss	$ 1,544,430	$ 1,985,982	$ 463,504	$ 934,378	$ 1,188,435	$ 517,276